Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Timing of Transfer of Goods or Services	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue from External Customer [Line Items]
Total revenues	¥ 585,365,937	$ 82,647,287	¥ 682,292,979	¥ 933,791,519
Goods and services transferred at a point in time [Member]
Revenue from External Customer [Line Items]
Total revenues	585,365,937	82,647,287	682,292,979	898,933,113
Services transferred over time [Member]
Revenue from External Customer [Line Items]
Total revenues				¥ 34,858,406